Deferred Revenue/Income	12 Months Ended
Dec. 31, 2019
Deferred Revenue/Income
Deferred Revenue/Income

16. Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	For the Year Ended December 31
	2017	2018	2019
Deferred revenue/income – beginning of year	—	—	301,774
Additions	—	384,116	428,786
Recognition	—	(82,342)	(246,861)
Effects on foreign exchange adjustment	—	—	1,388
Deferred revenue/income – end of year	—	301,774	485,087

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the undelivered charging pile, the vehicle internet connection service, the extended lifetime warranty service, the points offered to customers as well as free battery swapping service embedded in the vehicle sales contract, with unrecognized deferred revenue balance of RMB181,539 and RMB405,326 as of December 31, 2018 and 2019.

The Group expects that 39% of the transaction price allocated to unsatisfied performance obligation as at December 31, 2019 will be recognized as revenue during the period from January 1, 2020 to December 31, 2020. The remaining 61% will be recognized during the period from January 1, 2021 to December 31, 2024.

Deferred income includes the reimbursement from a depository bank in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as deferred revenue and then recognized as other gain over the beneficial period, with unrecognized deferred income balance of RMB99,684 and RMB79,761 as of December 31, 2018 and 2019.